Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Gross tax credits	$ (2,846,000)
Federal net operating loss carryforward expiration year	2033
State net operating loss carryforward expiration year	2015
Period of cumulative change in ownership	3 years
Annual limitation on use of net operating losses and tax credit carryforwards	$ 3,700,000
Excess income tax benefit associated with stock-based compensation	596,000	$ 0	$ 0
Unrecognized federal and state tax benefits	259,000	657,000	2,409,000	$ 2,292,000
Unrecognized tax benefits	$ 0	0	0
Interest and penalties associated with unrecognized tax benefits		522,000	133,000
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Cumulative change in ownership percentage	50.00%
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
State NOL carryforwards	$ 9,600,000	5,900,000	100,000
Alternative minimum tax (ATM) remaining federal tax NOL carryforwards	85,700,000
Portion of state NOL carryforwards, not able to be utilized before expiration	34,500,000	8,100,000	8,300,000
Valuation allowance for deferred assets associated with state NOL carryforwards	1,200,000	300,000	$ 300,000
Deferred tax assets, operating loss carryforwad, excess tax benefits	2,900,000
Federal And State Tax
Operating Loss Carryforwards [Line Items]
Unrecognized federal and state tax benefits	1,200,000	$ 1,100,000
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Gross tax credits	$ 5,100,000
Tax carryforward period	20 years
Tax credit carryforward expiration year	2034
Alternative minimum tax (ATM) remaining federal tax NOL carryforwards	$ 47,700,000
Deferred tax assets, operating loss carryforwad, excess tax benefits	$ 3,000,000